Borrowings	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Borrowings

7.	BORROWINGS

Borrowings consisted of the following:

	As of July 31,
	2024	2025
Current
Long-term borrowings	66,193	19,597
Total current borrowings	66,193	19,597

Non-Current
Long-term borrowings	17,949	-
Total non-current borrowings	$17,949	$-

On November 22, 2010, the Company entered into a credit facility agreement with Alliance Bank Malaysia Berhad, and on February 15, 2013, April 13, 2015, April 20, 2017, January 22, 2021 and August 11, 2023, the Company agreed to certain revision in the credit facility agreement with Alliance Bank Malaysia Berhad, and as of July 31, 2025, the key terms regarding the credit facility were as follows:

(1) US$204,860 (RM940,000) was available for overdraft, with interest rate of BLR plus 1.75% p.a. and payable on demand.

(2) US$435,872 (RM2,000,000) was available for trade facilities, comprising of: (i) Letter of credit with commission of 0.1% per month, (ii) Trust receipt with interest rate of BLR plus 1.75% p.a., (iii) Bankers acceptance with acceptance commission of 1.85% p.a. and discount rate to be quoted by the bank, (iv) Shipping guarantee with 0.1% flat, (v) Promissory notes with sub-limit of US$333,178 (RM1,500,000) and interest rate for local bills of BLR plus 1.75% p.a., (vi) Bankers guarantee with sub-limit of US$111,059 (RM500,000) and commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.

(3) The credit facility was secured by: (i) Creation of sinking fund of US$97,732 (RM440,000) to be built up by way of fixed deposits of 44 monthly placement of US$2,221 (RM10,000) together with interest accrued thereon commencing on April 1, 2023; (ii) Joint and several guarantee of Ho Say San and Choo Yeow.

(4) The execution for the additional Joint Several Guarantee will be obtained on or before 31 May 2025: Ho Say San, Choo Yeow, Leow Kian Yong, Koay Chee Leong, Goh Chee Siong, Eddie Tan Chee Wei and Danny Vincent Dass with the Joint Several Guarantee amount of RM3,172,054.94.

For the years ended July 31, 2024 and 2025, the Group made net repayment of bank overdraft of US$127,106 and nil, respectively.

Long-term borrowings represented term loans from commercial banks with term over 1 years and for working capital purpose. Details of the borrowings were summarized as follows:

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

7.	BORROWINGS – Continued

Lender	Start date	Maturity date	Number of monthly installments	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
AmBank (M) Berhad	December 5, 2018	November 5, 2023 (extended to June 30, 2024 due to Covid-19)	60	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	11.45%	US$235,316 (RM1,000,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50%	US$152,956 (RM650,000)	1. Joint and several guarantee of the following persons:
(i) HO SAY SAN
(ii) CHOO YEOW
(iii) TAN LAI WAN, who sold off her shares of the Company and was no longer a guarantor as a shareholder since then.
							2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000
Alliance Bank	July 1, 2022	June 1, 2025	36	US$3,659 (RM15,550)	7.17%	US$117,658 (RM500,000)	Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW

	As of July 31,
	2024	2025
Weighted-average remaining term (years)	0.29	0.07
Weighted-average interest rate	5.06%	3.50%

Interest expenses were US$9,467 and US$3,006 for the years ended July 31, 2024 and 2025, respectively.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)